Related Party Transactions	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 7 - Related Party Transactions

The director of the Company provides office space and services free of charge. The Company's sole officer and director is involved in other business activities and may in the future, become involved in other business opportunities as they become available.

During the year ended August 31, 2015 the director of the Company advanced the Company $670. The balance on the loan from the director at August 31, 2016 is $670. The loan bears no interest and is payable on demand.

During the year ended August 31, 2016 the Company accrued $40,000 in payroll expenses for the Company’s sole officer. The accrued payroll expense balance at August 31, 2016 is $83,333.